Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Amortization of Intangible Assets, Total	$ 42,006	$ 38,598	$ 34,768
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	40,000
Finite-Lived Intangible Assets, Gross, Total	693,435	645,701
Finite-Lived Intangible Assets, Accumulated Amortization	177,399	$ 135,393
Finite-Lived Intangible Asset, Expected Amortization, Year Two	40,000
Finite-Lived Intangible Asset, Expected Amortization, Year Three	40,000
Finite-Lived Intangible Asset, Expected Amortization, Year Four	40,000
Finite-Lived Intangible Asset, Expected Amortization, Year Five	$ 40,000